UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
International Value Fund of BlackRock International Value Trust, 55 East 52nd Street, New
York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

BlackRock International Value Fund
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.8%
National Australia Bank Ltd.	987,790	$ 26,401,064
Newcrest Mining Ltd.	373,655	15,392,477
Suncorp-Metway Ltd.	1,677,761	14,720,211
		56,513,752
China — 1.4%
Evergrande Real Estate Group Ltd.	25,062,000	13,755,430
Finland — 0.8%
KCI Konecranes Oyj (a)	156,246	7,228,207
France — 13.8%
AXA SA	875,110	18,284,614
Cie de Saint-Gobain SA	320,646	19,609,293
Legrand Promesses	365,500	15,203,924
Sanofi-Aventis	330,632	23,168,896
Schneider Electric SA	152,846	26,104,803
Societe Generale SA	290,613	18,876,542
Total SA	206,078	12,557,056
		133,805,128
Germany — 14.8%
BASF SE	274,443	23,688,541
Bayer AG	374,452	28,931,233
Bilfinger Berger SE	204,174	17,664,010
Deutsche Bank AG, Registered
Shares	327,064	19,176,325
Deutsche Telekom AG	1,587,413	24,554,658
E.ON AG	370,325	11,261,253
HeidelbergCement AG	259,832	18,068,076
		143,344,096
Japan — 17.7%
Hitachi Ltd.	4,089,000	21,285,610
Honda Motor Co., Ltd.	327,600	12,171,523
Komatsu Ltd.	566,518	19,219,487
Mitsubishi Corp.	748,900	20,765,801
Mitsubishi UFJ Financial Group,
Inc.	4,626,100	21,315,488
Mitsui Chemicals, Inc.	2,825,000	10,027,478
Nippon Telegraph & Telephone
Corp.	400,500	17,888,295
Nissan Motor Co., Ltd.	1,972,200	17,519,102
Nitto Denko Corp.	258,300	13,686,779
Sumitomo Corp.	1,254,000	17,921,200
		171,800,763
Mexico — 1.5%
America Movil, SA de CV - ADR	253,756	14,743,224
Netherlands — 5.8%
ING Groep NV CVA (a)	1,661,882	21,095,621

Common Stocks	Shares	Value
Netherlands (concluded)
Koninklijke Ahold NV	1,031,465	$ 13,833,073
Koninklijke KPN NV	1,219,801	20,800,224
		55,728,918
South Korea — 2.4%
LG Display Co. Ltd.	218,300	6,841,765
Samsung Electronics Co., Ltd.	19,650	16,662,511
		23,504,276
Spain — 6.0%
Banco Santander SA	1,536,495	17,921,689
Repsol YPF SA	737,147	25,265,143
Telefonica SA	583,715	14,642,299
		57,829,131
Switzerland — 3.4%
Novartis AG, Registered Shares	612,487	33,166,753
Taiwan — 1.8%
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR	1,410,279	17,177,198
United Kingdom — 19.9%
Aviva Plc	2,465,468	17,108,453
BHP Billiton Plc	628,190	24,870,795
British American Tobacco Plc	639,940	25,660,037
Centrica Plc	3,190,602	16,638,369
Rio Tinto Plc, Registered Shares	272,299	19,251,060
Royal Dutch Shell Plc, Class B	1,103,557	40,074,604
Tesco Plc	3,464,937	21,166,101
United Business Media Ltd.	1,383,795	13,274,146
William Morrison Supermarkets Plc	3,334,109	14,746,994
		192,790,559
Total Common Stocks – 95.1%		921,387,435
Participation Notes
India — 0.8%
Morgan Stanley BV (Rolta India
Ltd.), due 5/26/14	908,731	2,831,879
UBS AG (Glenmark
Pharmaceuticals Ltd.), due
12/18/12	764,410	4,860,883
Total Participation Notes – 0.8%		7,692,762
Total Long-Term Investments
(Cost – $803,223,557) – 95.9%		929,080,197

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depositary Receipts	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	KRW	Korean Won
		USD	US Dollar

BLACKROCK INTERNATIONAL VALUE FUND MARCH 31, 2011 1

BlackRock International Value Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Short-Term Securities		Shares	Value
Money Market Fund –2.7%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.14% (b)(c)		26,223,152	$ 26,223,152
		Par
Time Deposit		(000)
Japan - 0.0%
Brown Brothers Harriman & Co.,
0.01%, 4/01/11	JPY	5,839	70,432
Total Short-Term Securities
(Cost – $26,293,584) – 2.7%			26,293,584
Total Investments
(Cost – $829,517,141*) – 98.6%			955,373,781
Other Assets Less Liabilities – 1.4%			13,394,529
Net Assets – 100.0%		$ 968,768,310

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 835,561,523
Gross unrealized appreciation	$ 131,523,974
Gross unrealized depreciation	(11,711,716)
Net unrealized appreciation	$ 119,812,258

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	June 30,	Net	March 31,
Affiliate	2010	Activity	2011	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	16,699,456	9,523,696	26,223,152	$21,191

(c) Represents the current yield as of report date.

2 BLACKROCK INTERNATIONAL VALUE FUND MARCH 31, 2011

BlackRock International Value Fund
Schedule of Investments (continued)

• Foreign currency exchange contracts as of March 31, 2011 were as follows:
						Unrealized
Currency			Currency		Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	4,050,986	EUR	2,876,712 State Street Bank & Trust		4/01/11	$ (25,888)
				Goldman Sachs
CHF	3,294,583	USD	3,600,244	International	4/04/11	(13,327)
EUR	10,158,472	USD	14,410,808	Goldman Sachs
				International	4/04/11	(14,228)
GBP	2,206,270	USD	3,559,816	Goldman Sachs
				International	4/04/11	(20,520)
KRW	4,658,736,648	USD	4,253,389 Brown Brothers Harriman		4/04/11	(6,398)
USD	35,210,115	JPY	2,919,964,291	Citibank NA	4/05/11	105,767
Total						$ 25,406

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$56,513,752	—	$ 56,513,752
China	—	13,755,430	—	13,755,430
Finland	—	7,228,207	—	7,228,207
France	—	133,805,128	—	133,805,128
Germany	—	143,344,096	—	143,344,096
Japan	$ 21,285,610	150,515,153	—	171,800,763
Mexico	14,743,224	—	—	14,743,224
Netherlands	—	55,728,918	—	55,728,918
South Korea	—	23,504,276	—	23,504,276
Spain	—	57,829,131	—	57,829,131
Switzerland	—	33,166,753	—	33,166,753
Taiwan	17,177,198	—	—	17,177,198
United Kingdom	—	192,790,559	—	192,790,559
Participation Notes:
India	—	—	$7,692,762	7,692,762

BLACKROCK INTERNATIONAL VALUE FUND MARCH 31, 2011 3

BlackRock International Value Fund
Schedule of Investments (concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities:
Money Market
Fund	$ 26,223,152	--	—	$26,223,152
Time Deposits	—	$ 70,432	—	70,432
Total	$ 79,429,184 $868,251,835		$ 7,692,762	$955,373,781

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	--- $ 105,767		---	$ 105,767
Liabilities:
Foreign currency
exchange
contracts	--- (80,361)		---	(80,361)
Total	--- $ 25,406		---	$ 25,406

1Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

4 BLACKROCK INTERNATIONAL VALUE FUND MARCH 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 25, 2011